Accounts Receivable (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross	$ 390,910	$ 346,144
Allowance for doubtful accounts	3,780	4,160
Accounts receivable, net	387,130	341,984
Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross	312,602	249,998
Related Party Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross	26,063	51,046
Unbilled Revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross	51,078	42,747
Other Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross	$ 1,167	$ 2,353